John Hancock Global Climate Action Fund Average Annual Total Returns - Class A C R6 [Member]		12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
MSCI World Index (reflects no deduction for fees, expenses, or taxes, except foreign withholding taxes on dividends)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.67%	18.65%
Class A
Prospectus [Line Items]
Average Annual Return, Percent		10.52%	10.98%
Performance Inception Date	Dec. 19, 2023
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		7.73%	8.26%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		6.24%	7.24%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		15.33%	16.67%
Class R6
Prospectus [Line Items]
Average Annual Return, Percent		16.33%	16.67%